Stockholders Equity (Details) - USD ($)			1 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 28, 2020	Apr. 04, 2019	Dec. 29, 2020	Jun. 28, 2020	Oct. 30, 2019	Oct. 30, 2019	Jul. 29, 2019	Jun. 29, 2018	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 19, 2020	Dec. 31, 2019	Nov. 01, 2019	Oct. 10, 2019	Apr. 05, 2019	Sep. 03, 2015
Stockholders Equity (Details) [Line Items]
Common stock, shares authorized											500,000,000	500,000,000		500,000,000			500,000,000
Common stock, par value (in Dollars per share)											$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, shares issued					30,000,000	30,000,000					19,000,000	19,000,000		19,000,000			100,000,000
Shares of blank check preferred stock					100,000,000	100,000,000
Aggregate purchase price (in Dollars)			$ 280,000
Share price (in Dollars per share)			$ 2.80
Restricted common stock as the compensation	50,000		100,000	50,000
Common stock share outstanding											38,502,954	38,502,954		37,341,954				120,000,000
Preferred stock, shares issued		(100,000,000)
Preferred stock, par value (in Dollars per share)											$ 0.0001	$ 0.0001		$ 0.0001
Series A Preferred Stock shall voting rights, description									The holders of the issued and outstanding shares of Series A Preferred Stock shall have voting rights equal to ten (10) shares of Common Stock for each share of Series A Preferred Stock.
Preferred stock shares issued outstanding											19,000,000	19,000,000		19,000,000
Board of Directors [Member]
Stockholders Equity (Details) [Line Items]
Reverse stock split, description		On April 4, 2019, the Company’s Board of Directors and majority shareholder approved a 5 to 1 reverse stock split of all of the issued and outstanding shares of the Company’s common stock (the “Reverse Stock Split”).
Common Stock [Member]
Stockholders Equity (Details) [Line Items]
Issuance of common shares										1,061,000	1,161,000
Cancelled shares of common stock															19,000,000
Common stock share outstanding									38,502,954
Board of Directors and majority [Member] | Common Stock [Member]
Stockholders Equity (Details) [Line Items]
Preferred stock, shares issued		100,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001
Chief Executive Officer [Member] | Common Stock [Member]
Stockholders Equity (Details) [Line Items]
Converted amount (in Dollars)							$ 326,348	$ 326,348
Converted shares							43,200	43,200
Share price per share (in Dollars per share)								$ 7.55
Issuance of common shares							298,518	298,518
Conversion price per share (in Dollars per share)							$ 7.55	$ 7.55
Proceeds from issuance of common shares (in Dollars)							$ 2,255,111	$ 2,255,111
Mullan Agritech [Member]
Stockholders Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)																	$ 0.0001
Preferred stock, shares issued																	100,000,000
Equity interest													100.00%
Aggregate purchase price (in Dollars)												$ 2,830,800	$ 2,830,800
Restricted common stock												1,011,000	1,011,000
Share price (in Dollars per share)												$ 2.80	$ 2.80
Preferred stock, par value (in Dollars per share)																	$ 0.0001
Series A Preferred Stock [Member]
Stockholders Equity (Details) [Line Items]
Preferred stock, shares issued					100,000,000	100,000,000									19,000,000	19,000,000
Shares of blank check preferred stock					100,000,000	100,000,000
Description of preferred stock						On October 30, 2019, the Company’s Board of Directors and majority shareholder approved to designate 30,000,000 shares as Series A Preferred Stock out of the 100,000,000 shares of blank check preferred stock, which the preferences and relative and other rights, and the qualifications, limitations or restrictions thereof, shall be set forth in the discussion below under the “Series A Preferred Stock”.
Beneficially shares of common stock															19,000,000
Preferred stock shares issued outstanding												19,000,000
Series A Preferred Stock [Member] | Board of Directors and majority [Member]
Stockholders Equity (Details) [Line Items]
Preferred stock, shares issued					30,000,000	30,000,000
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Stockholders Equity (Details) [Line Items]
Preferred stock, shares issued																19,000,000
Cancelled shares of common stock																19,000,000
Beneficially shares of common stock																19,000,000
Preferred Class A [Member]
Stockholders Equity (Details) [Line Items]
Description of preferred stock					On October 30, 2019, the Company’s Board of Directors and majority shareholder approved to designate 30,000,000 shares as Series A Preferred Stock out of the 100,000,000 shares of blank check preferred stock, which the preferences and relative and other rights, and the qualifications, limitations or restrictions thereof, shall be set forth in the discussion below under the “Series A Preferred Stock”.
Preferred Class A [Member] | Chief Executive Officer [Member]
Stockholders Equity (Details) [Line Items]
Preferred stock, shares issued															19,000,000
Cancelled shares of common stock															19,000,000
Beneficially shares of common stock															19,000,000
Common Stock [Member] | Board of Directors and majority [Member]
Stockholders Equity (Details) [Line Items]
Preferred stock, shares issued		(100,000,000)
Preferred stock, par value (in Dollars per share)		$ 0.0001